Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
Bonds & Corporate Bond Trust Certificated - 9.25%

Baby Bonds - 2.46%
Corebridge Financial, Inc., 6.875%, Due 12/01/2030	250,000	254,682
Dominion Energy, Inc., 6.625%, due 2/15/2035	250,000	253,815
Citigroup, Inc., 7.125%, due 8/15/2029	236,000	238,115
Pacificorp, 7.125%, due 08/15/2056	500,000	472,271
		1,218,882

Traditional Corporate Bonds - 6.79%	Principal Amount	Value
The Allstate Corp., 8.5066%, due 08/15/2053	350,000	349,892
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	515,710
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	519,680
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	775,564
Energy Transfer LP, 7.125%, due 5/15/2030	350,000	355,945
Fifth Third Bancorp, 7.99428%, due 12/31/2099	850,000	846,988
		3,363,778

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $4,456,757)		4,582,661

Traditional Preferred - 80.07%
Affiliated Managers Group, 4.200%, 09/30/2061	7,190	105,118
Affiliated Managers Group, Inc. 6.750%, due 3/30/2029	26,000	582,400
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	25,000	401,750
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,310	162,876
AGNC Investment Corp., 6.125%, due 12/31/2099	20,000	485,400
AGNC Investment Corp., 6.875%, due 12/31/2099	23,000	565,340
American Financial Group, Inc., 4.500% Due 9/15/2060	25,000	405,000
American Financial Group, Inc., 5.125%, due 12/15/2059	15,000	271,050
American Financial Group, Inc., 5.625%, due 6/01/2060	20,000	391,600
Annaly Capital Management, Inc., 6.750%, due 12/31/2099	15,000	371,700
Apollo Global Management, Inc., 7.625%, due 09/15/2053	20,000	508,600
Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	35,000	582,400
Arch Capital Group Ltd., 4.550%, due 12/31/2099	25,000	410,750
Arch Capital Group Ltd., 5.450%, due 12/31/2099	25,000	487,000
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	18,000	371,700
Aspen Insurance Holdings Ltd., 5.625%, due 12/31/2099	39,829	829,638
Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	23,123	538,766
Associated Banc-Corp., 5.625%, due 12/31/2099	35,000	690,900
Assurant, Inc., 5.250%, 01/15/2026	30,000	597,000
Athene Holding Ltd., 4.875%, due 12/31/2099	15,000	243,300
Athene Holding Ltd., 5.625%, due 12/31/2099	40,240	759,731
Athene Holding Ltd., 6.350%, due 6/30/2029	20,000	472,600
Athene Holding Ltd., 7.250%, due 3/30/2064	4,337	102,700
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	30,100	752,199
Atlanticus Holdings Corp., 9.250%, due 1/31/2029	22,500	566,100
Atlanticus Holdings Corp.,7.625%, 06/11/2026	10,000	218,500
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	35,000	679,000
Bank OZK, 4.625%, due 11/15/2026	40,000	630,400
Brookfield Infrastructure Finance ULC, 7.250%, due 5/31/2084	43,324	981,722
Brookfield Infrastructure Partners LP, 5.125%, due 12/31/2099	10,000	161,500
Brookfield Oaktree Holdings, LLC, 6.550%, due 12/31/2099	11,000	222,750
Brunswick Corp., 6.375%, Due 4/15/2049	14,021	329,774
Carlyle Finance LLC., 4.625%, due 05/15/2061	60,000	1,050,000
Corebridge Financial, Inc., 6.375%, due 12/15/2064	30,000	683,100
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	485,750
F&G Annuities & Life, Inc., 7.300%, due 1/15/2065	40,000	804,000
Federal Agricultural Mortgage Corp., 5.250%, due 12/31/2099	41,700	791,466
Federal Agricultural Mortgage Corp., 5.750%, due 12/31/2099	25,000	540,000
Fifth Third Bancorp, 6.875%, due 10/1/2030	30,850	803,951
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	371,000
First Horizon Corp., 6.750%, due 4/10/2031	20,000	495,000
Global Net Lease, Inc., 6.875%, due 12/31/2099	25,000	533,500
Globe Life, Inc., 4.250%, 06/15/2061	35,000	539,000
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	483,327
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	431,906
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	573,850
KeyCorp, 5.650%, due 12/31/2099	20,000	416,000
KeyCorp, 6.200%, due 12/15/2027	25,000	593,250
KKR & Co., Inc., 6.250%, Due 3/01/2025	7,500	301,650
KKR & Co., Inc., 6.875%, Due 6/01/2065	17,986	418,354
Merchants Bancorp, 7.625%, due 1/01/2030	50,000	1,191,500
MFA Financial, Inc., 7.500%, due 12/31/2099	20,000	382,000
MFA Financial, Inc., 8.875%, due 2/15/2029	10,000	249,500
Oaktree Capital Group, 6.625% Perp.	20,000	404,400
Old National Bancorp, 7.000%, due 12/31/2099	39	957
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	399,280
Redwood Trust, Inc., 10.00%, Cumulative Perp Call 04/15/28@25.00	30,000	720,000
Redwood Trust, Inc., 9.000%, 09/01/2029	25,000	611,000
Redwood Trust, Inc., 9.125%, due 3/01/2030	10,000	235,750
Regions Financial Corp., 6.950%, due 9/15/2029	20,000	498,000
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	254,100
RenaissanceRe Holding Ltd., 4.200%, 7/15/2026	30,000	453,300
Rithm Capital Corp., 11.0197%, due 12/31/2099	16,227	393,342
Rithm Capital Corp., 7.000%, due 11/15/2026	15,000	364,950
Rithm Capital Corp., 8.750%, due 11/15/2030	40,000	960,000
Stifel Financial Corp., 4.500%, due 08/15/2026	30,000	516,000
Summit Hotel Properties, Inc., 6.250%, due 12/31/2099	20,000	347,000
Synchrony Financial, 5.625%, due 12/31/2099	65,000	1,207,050
Synchrony Financials, 8.250%, due 5/15/2029	22,500	566,550
Texas Capital Bancshares, Inc., 5.750%, due 6/15/2026	80,000	1,767,200
TPG Operating Group II, LP, 6.950, due 3/15/2064	50,000	1,249,000
Webster Financial Corp., 5.250%, due 12/31/2099	35,000	723,800
Webster Financial Corp., 6.500%, due 3/23/2026	20,000	466,000
WesBanco, Inc.,7.375%, Due 10/1/2030	20,000	501,000
		39,656,047

TOTAL TRADITIONAL PREFERRED (Cost $41,645,785)		39,656,047

REIT Senior Securities - 1.73%
Pebblebrook Hotel Trust, 6.300%, due 12/31/2099	25,000	482,500
UMH Properties, Inc., 6.375%, Series D	18,000	373,680
		856,180

TOTAL REIT SENIOR SECURITIES (Cost $984,156)		856,180

Common Stocks - 5.96%

Communications - 1.05%
Sirius XM Holdings, Inc.	22,500	519,300
		519,300

Financials - 1.18%
Blackstone Inc.	2,600	298,974
TPG, Inc.	7,000	283,570
		582,544

Industrials - 1.59%
United Parcel Service, Inc.	8,000	787,040
		787,040

Oil, Gas & Consumable Fuels - 0%
Energy Transfer LP.	20,000	386,000
Enterprise Products Partners LP	13,000	491,920
		877,920

Pharmaceuticals - 1.42%
Pfizer, Inc.	25,000	702,000
		702,000

TOTAL COMMON STOCKS (Cost $2,790,756)		2,949,504

Money Market Funds - 2%
Federated Hermes Government Obligations Fund - Institutional Class 3.64% (a)	990,226	990,226
		990,226

TOTAL MONEY MARKET FUNDS (Cost $990,226)		990,226

TOTAL INVESTMENTS (Cost $50,867,680) - 99%		49,034,617

Liabilities In Excess of Other Assets - (0.38)%		494,708

TOTAL NET ASSETS - 100.00%		49,529,325

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2026.